FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	$ 3,586,935	$ 3,744,388
Trade and other payables	126,117	98,812
Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,586,935	$ 3,744,388
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	133
Trade and other payables	126,117
Carrying Value | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,586,935
Interest on floating rate debt	0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	133
Trade and other payables	126,117
Contractual cash flows | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,612,658
Interest on floating rate debt	884,851
Contractual cash flows | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	133
Trade and other payables	126,117
Contractual cash flows | Less than 1 year | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	285,148
Interest on floating rate debt	213,636
Contractual cash flows | Between 1 and 3 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0
Trade and other payables	0
Contractual cash flows | Between 1 and 3 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	1,131,797
Interest on floating rate debt	343,299
Contractual cash flows | Between 3 and 6 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0
Trade and other payables	0
Contractual cash flows | Between 3 and 6 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	1,596,879
Interest on floating rate debt	248,188
Contractual cash flows | Between 6 and 10 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases	0
Trade and other payables	0
Contractual cash flows | Between 6 and 10 years | Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	598,834
Interest on floating rate debt	$ 79,728